                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8283
                                    --------------------------------------------

           Morgan Stanley Multi-Asset Class Fund - Domestic Portfolio
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               (Exact name of registrant as specified in charter)

     1221 Avenue of the Americas, New York, New York             10020
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               (Address of principal executive offices) (Zip code)

                                Amy Doberman Esq

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:   9/30
                           --------------------

Date of reporting period:  7/1/04 - 6/30/05
                           --------------------

The registrant held no Securities during the period July 1, 2004 through
June 30, 2005 which required proxy votes and therefore there are no voting records to report.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08283
Reporting Period: 07/01/2004 - 06/30/2005
Morgan Stanley Multi-Asset Class Fund - Domestic Portfolio

================== Multi-Asset Class Fund - DOMESTIC PORTFOLIO =================

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Morgan Stanley Multi-Asset Class Fund - Domestic Portfolio
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By  (Signature and Title):
                                           /s/ Ronald E. Robison

                             Principal Executive Officer - Office of the Funds
                     -----------------------------------------------------------

Date  August 25, 2005
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